Other Payables	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other Payables
16	OTHER PAYABLES

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Outside parties	47,040	36,547
Deferred grant income	2,375	2,459
Others	308	90

	49,723	39,096

The average credit period on payables is 7 to 60 days (2021: 30 days). Interest is charged ranging from 0% to 18% per annum (2021: 0% to 15%) on the overdue ba lan
ce.